John L. Reizian, Esquire
Vice President and Associate General Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103-1106
Telephone: (860) 466-1539
Facsimile:  (860) 466-2550
John.Reizian@LFG.com

VIA EDGAR

May 24, 2016

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: Lincoln Life Flexible Premium Variable Life Account M
      The Lincoln National Life Insurance Company
File No: 333-191329; 811-08557; CIK: 0001048607
      Post-Effective Amendment No. 4, Form N-6, Rule 485(a)

Dear Sir or Madam:

Today we are electronically filing on EDGAR Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 for a variable life insurance product.  The marketing name for this product is Lincoln “Lincoln VULONE2014.”  The purpose of this supplement is to replace the Allocation Requirements section of the No-Lapse Enhancement Rider with the “Riders” section of the prospectus.

Please contact me at (860) 466-1539, with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel